UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Catlin Group Limited
Address:      Washington House, 5th Floor, 16 Church Street
              Hamilton, BERMUDA HM11

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stephen N. Penner
Title:   Counsel
Phone:   212-857-4035


Signature, Place, and Date of Signing:


    /s/ Stephen Penner               New York, NY              May 14, 2013
---------------------------    ------------------------   ----------------------
        [Signature]                  [City, State]                [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          19
Form 13F Information Table Value Total:          $ 222,963
                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                    FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7           COLUMN 8
----------------------------- -------------- --------- -------- -------------------- ---------- -------- ---------------------------
                                  TITLE OF              VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
       NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS     SOLE     SHARED   NONE
----------------------------- -------------- --------- -------- ----------- --- ---- ---------- -------- ----------- -------- ------
ADT CORPORATION               COM            00101J106   16,052     328,000 SH          SOLE                 328,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC.                    COM            037833100    4,094       9,250 SH          SOLE                   9,250        0      0
------------------------------------------------------------------------------------------------------------------------------------
CLEAN HARBORS INC.            COM            184496107   11,537     198,600 SH  PUT     SOLE                 198,600        0      0
------------------------------------------------------------------------------------------------------------------------------------
COCA-COLA ENTERPRISES INC.    COM            19122T109   24,526     664,300 SH          SOLE                 664,300        0      0
------------------------------------------------------------------------------------------------------------------------------------
DEAN FOODS CO.                COM            242370104    7,161     395,000 SH          SOLE                 395,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
FIFTH & PACIFIC COMPANIES INC COM            316645100    1,133      60,000 SH          SOLE                  60,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
INVENSENSE INC.               COM            46123D205    4,005     375,000 SH          SOLE                 375,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC.                     COM            55262C100    7,703     750,000 SH          SOLE                 750,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
MGIC INVESTMENT CORP          2.000% 4/0     552848AE3    7,022   7,000,000 PRN         SOLE               7,000,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
                              NOTE
MGIC INVESTMENT CORPORATION   5.000% 5/0     552848AD5   15,668  15,500,000 PRN         SOLE              15,500,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA SOLUTIONS INC.       COM            620076307   28,173     440,000 SH          SOLE                 440,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
                              COM UNIT
MPLX LP                       REP LTD        55336V100   15,748     420,500 SH          SOLE                 420,500        0      0
------------------------------------------------------------------------------------------------------------------------------------
PRICELINE.COM INC.            COM            741503403    5,366       7,800 SH          SOLE                   7,800        0      0
------------------------------------------------------------------------------------------------------------------------------------
SIX FLAGS ENTERTAINMENT CORP. COM            83001A102   26,577     366,676 SH          SOLE                 366,676        0      0
------------------------------------------------------------------------------------------------------------------------------------
STARBUCKS CORP.               COM            855244109    5,468      96,000 SH          SOLE                  96,000        0      0
------------------------------------------------------------------------------------------------------------------------------------
TEEKAY CORP.                  COM            Y8564W103   17,973     499,810 SH          SOLE                 499,810        0      0
------------------------------------------------------------------------------------------------------------------------------------
TRIPADVISOR INC.              COM            896945201    6,728     128,100 SH          SOLE                 128,100        0      0
------------------------------------------------------------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.       COM            H89128104   10,181     318,157 SH          SOLE                 318,157        0      0
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COMPANIES INC        COM            969457100    7,848     209,500 SH          SOLE                 209,500        0      0
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